Risk Management - Changes in Level 3 Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value measurement assets [line items]
Opening balance	¥ 3,907,620
Closing balance	4,516,532	¥ 3,907,620
Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	1,356,567
Closing balance	1,615,779	1,356,567
Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	293,924	234,993
Purchases	71,076	58,439
Transfer into Level 3	36
Total gains/(losses) recorded in profit or loss		(128)
Total gains/(losses) recorded in other comprehensive income	1,861	7,780
Disposals or exercises	(2,876)	(6,276)
Maturity	(14,894)	(884)
Closing balance	349,127	293,924
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	143,905	105,650
Purchases	27,415	38,486
Total gains/(losses) recorded in other comprehensive income	4,073	653
Maturity	(14,894)	(884)
Closing balance	160,499	143,905
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	150,010	128,899
Purchases	43,661	19,953
Total gains/(losses) recorded in other comprehensive income	(2,212)	7,127
Disposals or exercises	(2,876)	(5,969)
Closing balance	188,583	150,010
Securities at fair value through profit or loss [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	9	16
Transfer into Level 3	36
Total gains/(losses) recorded in profit or loss		(7)
Closing balance	¥ 45	9
Derivative financial assets [member] | Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance		428
Total gains/(losses) recorded in profit or loss		(121)
Disposals or exercises		¥ (307)